Income Tax - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Owned, Federal Income Tax Note [Line Items]
Valuation Allowance	¥ 206,471,000	¥ 90,979,000	¥ 49,183,000	¥ 21,855,000
Uncertain tax position recognized	0	41,100,000	¥ 0
Operating expenses for uncertain tax position	0	¥ 324,701,000
Cayman Islands Tax Information Authority [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Withholding tax on payment of dividends	0
Captal gain tax payable	¥ 0
Inland Revenue, Hong Kong [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	16.50%	16.50%	16.50%
Internal Revenue Service (IRS) [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	35.00%		21.00%
State Administration of Taxation, China [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	25.00%	25.00%	25.00%
Withholding income tax on dividends	10.00%
Tax exemptions, description	According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
Tax loss carryforwards	¥ 636,983,000
Carryforwards period for net operating losses	5 years
State Administration of Taxation, China [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Dec. 31, 2024
State Administration of Taxation, China [Member] | Yuguan WFOE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate	3 years
Preferential tax rate	15.00%
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2017
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2019
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate	3 years
Preferential tax rate	15.00%
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2017
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2019
State Administration of Taxation, China [Member] | Yuling WFOE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate			20.00%
Taxable income percentage			50.00%
Applicable tax rate when not meet the standard of Small-scaled Enterprise	25.00%
State Administration of Taxation, China [Member] | Mengfan VIE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Applicable tax rate when not meet the standard of Small-scaled Enterprise	25.00%
State Administration of Taxation, China [Member] | Mengfan VIE [Member] | Variable Interest Entities [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate			20.00%
Taxable income percentage			50.00%
State Administration of Taxation, China [Member] | For Amount of RMB 740,168 If Not Utilized [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Jan. 01, 2020
State Administration of Taxation, China [Member] | Remaining Operating Loss Carryforwards [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Jan. 01, 2021